5. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Fair value of financial liabilities
Balance, December 31, 2013	$—
Transfers in of Level 3	346,467
Mark-to-market – loss on change in fair value of derivative liability - 2014	753,241
Balance, December 31, 2014	$1,099,708
Mark-to-market – loss on change in fair value of derivative liability -2015	2,236,401
Transfers out of Level 3	(3,336,109)
Balance, December 31, 2015	$—

Derivative Liabilities Assumptions Used
	Commitment Date	Premeasurement Dates
Expected dividends	0%	0%
Expected volatility	150%	75% - 150%
Expected term	3-5 years	1.83 – 4.70 years
Risk free interest rate	0.75% - 1.1%	0.89% - 1.37%